Schedule of Investments (unaudited)
December 31, 2023
iShares® Factors US Growth Style ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Air Freight & Logistics — 1.1%
Expeditors International of Washington, Inc.	1,968	$ 250,330
United Parcel Service, Inc., Class B	56	8,805
		259,135
Automobiles — 1.2%
Tesla, Inc.(a)	1,201	298,425
Beverages — 0.5%
PepsiCo, Inc.	649	110,226
Biotechnology — 1.5%
AbbVie, Inc.	1,088	168,608
Apellis Pharmaceuticals, Inc.(a)	962	57,585
Vertex Pharmaceuticals, Inc.(a)	334	135,901
		362,094
Broadline Retail — 4.9%
Amazon.com, Inc.(a)	7,540	1,145,628
eBay, Inc.	1,552	67,698
		1,213,326
Building Products — 0.0%
A O Smith Corp.	42	3,462
Capital Markets — 1.8%
Ameriprise Financial, Inc.	280	106,352
MSCI, Inc., Class A	595	336,562
TPG, Inc., Class A	73	3,152
		446,066
Communications Equipment — 2.2%
Arista Networks, Inc.(a)	1,119	263,536
Motorola Solutions, Inc.	915	286,477
		550,013
Construction & Engineering — 0.8%
EMCOR Group, Inc.	889	191,517
Construction Materials — 0.1%
Eagle Materials, Inc.	84	17,039
Consumer Finance — 0.4%
SLM Corp.	5,636	107,760
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A	8,377	192,671
BJ’s Wholesale Club Holdings, Inc.(a)	1,310	87,325
Costco Wholesale Corp.	342	225,747
		505,743
Containers & Packaging — 0.0%
Graphic Packaging Holding Co.	54	1,331
Diversified Consumer Services — 0.5%
H&R Block, Inc.	2,653	128,326
Electronic Equipment, Instruments & Components — 0.1%
Jabil, Inc.	216	27,518
Vontier Corp.	118	4,077
		31,595
Food Products — 0.7%
Hershey Co. (The)	907	169,101
Ground Transportation — 0.5%
Avis Budget Group, Inc.	625	110,788
Health Care Equipment & Supplies — 0.2%
Inspire Medical Systems, Inc.(a)	282	57,367
Security	Shares	Value
Health Care Providers & Services — 3.3%
Cardinal Health, Inc.	536	$ 54,029
Cencora, Inc.	23	4,724
Chemed Corp.	241	140,925
DaVita, Inc.(a)	718	75,218
HCA Healthcare, Inc.	542	146,708
McKesson Corp.	518	239,823
Molina Healthcare, Inc.(a)	170	61,423
UnitedHealth Group, Inc.	172	90,553
		813,403
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class A(a)	573	78,008
Booking Holdings, Inc.(a)	6	21,283
Cava Group, Inc.(a)	100	4,298
Domino’s Pizza, Inc.	396	163,243
McDonald’s Corp.	4	1,186
Wingstop, Inc.	998	256,067
Yum! Brands, Inc.	542	70,818
		594,903
Household Products — 0.0%
Clorox Co. (The)	76	10,837
Independent Power and Renewable Electricity Producers — 1.2%
Vistra Corp.	7,891	303,961
Insurance — 0.5%
Primerica, Inc.	594	122,221
Interactive Media & Services — 5.2%
Alphabet, Inc., Class A(a)	2,620	365,988
Alphabet, Inc., Class C, NVS(a)	1,770	249,446
Meta Platforms, Inc., Class A(a)	1,863	659,427
		1,274,861
IT Services — 1.0%
Gartner, Inc.(a)	131	59,095
MongoDB, Inc., Class A(a)	40	16,354
VeriSign, Inc.(a)	875	180,215
		255,664
Life Sciences Tools & Services — 1.6%
Medpace Holdings, Inc.(a)	972	297,947
Mettler-Toledo International, Inc.(a)	70	84,907
		382,854
Machinery — 1.2%
Allison Transmission Holdings, Inc.	3,059	177,881
Otis Worldwide Corp.	1,402	125,437
		303,318
Oil, Gas & Consumable Fuels — 1.0%
Antero Midstream Corp.	18,798	235,539
Pharmaceuticals — 3.1%
Eli Lilly & Co.	986	574,759
Merck & Co., Inc.	1,760	191,875
		766,634
Professional Services — 1.6%
Booz Allen Hamilton Holding Corp., Class A	2,806	358,916
Paychex, Inc.	264	31,445
		390,361
Semiconductors & Semiconductor Equipment — 11.7%
Allegro MicroSystems, Inc.(a)	4,076	123,381
Broadcom, Inc.	646	721,097
KLA Corp.	396	230,195
Lam Research Corp.	62	48,562

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Factors US Growth Style ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.(a)	549	$ 37,875
NVIDIA Corp.	2,819	1,396,025
QUALCOMM, Inc.	2,190	316,740
		2,873,875
Software — 23.9%
Adobe, Inc.(a)	262	156,309
Atlassian Corp., Class A(a)	1,706	405,789
Cadence Design Systems, Inc.(a)	1,049	285,716
Crowdstrike Holdings, Inc., Class A(a)	934	238,469
Dropbox, Inc., Class A(a)	2,634	77,650
Fair Isaac Corp.(a)	387	450,472
Fortinet, Inc.(a)	3,499	204,796
HubSpot, Inc.(a)	248	143,974
Manhattan Associates, Inc.(a)	1,605	345,589
Microsoft Corp.	7,263	2,731,178
Nutanix, Inc., Class A(a)	2,778	132,483
Palo Alto Networks, Inc.(a)	326	96,131
Smartsheet, Inc., Class A(a)	4,690	224,276
Synopsys, Inc.(a)	359	184,853
Teradata Corp.(a)	2,115	92,024
Zscaler, Inc.(a)	593	131,385
		5,901,094
Specialty Retail — 5.2%
AutoZone, Inc.(a)	20	51,712
Best Buy Co., Inc.	2,407	188,420
Dick’s Sporting Goods, Inc.	466	68,479
Home Depot, Inc. (The)	267	92,529
Lowe’s Cos., Inc.	108	24,035
Murphy U.S.A., Inc.	847	302,006
O’Reilly Automotive, Inc.(a)	88	83,607
Victoria’s Secret & Co.(a)	3,281	87,078
Wayfair, Inc., Class A(a)	832	51,335
Williams-Sonoma, Inc.	1,626	328,094
		1,277,295
Technology Hardware, Storage & Peripherals — 14.0%
Apple Inc.	16,255	3,129,575
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc.	4,540	$ 136,609
NetApp, Inc.	2,100	185,136
		3,451,320
Textiles, Apparel & Luxury Goods — 2.7%
Crocs, Inc.(a)	1,477	137,966
Deckers Outdoor Corp.(a)	508	339,562
Lululemon Athletica, Inc.(a)(b)	133	68,002
Tapestry, Inc.	3,303	121,583
		667,113
Trading Companies & Distributors — 1.7%
Watsco, Inc.	107	45,846
WW Grainger, Inc.	460	381,198
		427,044
Total Long-Term Investments — 99.9% (Cost: $23,676,019)		24,615,611
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	36,915	36,941
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(d)	39,670	39,670
Total Short-Term Securities — 0.3% (Cost: $76,594)		76,611
Total Investments — 100.2% (Cost: $23,752,613)		24,692,222
Liabilities in Excess of Other Assets — (0.2)%		(37,212)
Net Assets — 100.0%		$ 24,655,010
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,703	$ 35,189(a)	$ —	$ 32	$ 17	$ 36,941	36,915	$ 3,758(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,256	38,414(a)	—	—	—	39,670	39,670	447	—
				$ 32	$ 17	$ 76,611		$ 4,205	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Factors US Growth Style ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 24,615,611	$ —	$ —	$ 24,615,611
Short-Term Securities
Money Market Funds	76,611	—	—	76,611
	$ 24,692,222	$ —	$ —	$ 24,692,222
Portfolio Abbreviation
NVS	Non-Voting Shares
3